Non-Current Assets by Region (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosures
Non-Current Assets	€ 43,079	€ 38,572
EMEA.
Disclosures
Non-Current Assets	11,232	10,149
Germany
Disclosures
Non-Current Assets	5,305	4,350
Rest of EMEA
Disclosures
Non-Current Assets	5,927	5,798
Americas
Disclosures
Non-Current Assets	30,584	27,208
U.S.
Disclosures
Non-Current Assets	30,143	26,829
Rest of Americas
Disclosures
Non-Current Assets	441	379
APJ
Disclosures
Non-Current Assets	€ 1,263	€ 1,216